SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2:-       SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").

a.         Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

On an ongoing basis, the Company's management evaluates estimates, including those related to fair values and useful lives of intangible assets, tax assets and liabilities, fair values of stock-based awards, as well as in estimates used in applying the revenue recognition policy related to separation of multiple elements. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b.         Financial statements in United States dollars:

A majority of the revenues of the Company and its subsidiaries are denominated in U.S. dollars ("dollar" or "dollars"). In addition, a substantial portion of the Company's and certain of its subsidiaries' costs are denominated in dollars. The Company's management believes that the dollar is the primary currency of the economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are re-measured into U.S. dollars in accordance with Accounting Standards Codification ("ASC") No. 830 "Foreign Currency Matters". Changes in currency exchange rates between the Company's functional currency and the currency in which a transaction is denominated are included in the Company's results of operations as financial income (expense) in the period in which the currency exchange rates change.

c.         Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany balances and transactions including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

d.         Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.

e.         Bank deposits:

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such short-term deposits are stated at cost which approximates market values.

Bank deposits with maturities of more than one year are included in long-term deposits. Deposits as of December 31, 2014 do not have contractual maturities that exceed 2.2 years. Such long-term deposits are stated at cost which approximates market values.

f.          Investment in marketable securities:

The Company accounts for investments in marketable debt securities in accordance with ACS No. 320, "Investments- Debt and equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classified all of its debt securities as available-for-sale securities. Available-for-sale securities are carried at fair value, with the unrealized gains and losses reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sales of investments are included in financial income, net and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in financial income, net.

The Company recognizes an impairment charge when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. The factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment recognized in the statement of income (operations) is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income. During the years 2012, 2013 and 2014, the Company did not record any other-than-temporary impairment loss with respect to its marketable securities.

g.         Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-off is provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories and discontinued products. Inventory write-offs totaled $ 1,147, $ 464 and $ 1,288 in 2012, 2013 and 2014, respectively, and have been included in cost of revenues.

Cost is determined as follows:

Raw materials and components - using the "first-in, first-out" method.

Work-in-progress and finished products - raw materials as above with the addition of subcontracting costs - calculated on the basis of direct subcontractors costs and with direct overhead costs.

h.          Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computer, peripheral equipment and software	15 - 33 (mainly 33 )
Office furniture and equipment	6 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

i.          Impairment of long lived assets and intangible assets subject to amortization:

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC No. 360, "Accounting for the Impairment or Disposal of Long-Lived Assets," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

Intangible assets acquired in a business combination are recorded at fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and any accumulated impairment losses. The useful lives of intangible assets are assessed to be either finite or indefinite. Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 1 to 10 years. Some of the acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer arrangements as compared to the straight-line method. All other intangible assets are amortized over their estimated useful lives on a straight-line basis.

During 2012, 2013 and 2014, no impairment losses were recorded.

j.          Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350 "Intangibles – Goodwill and Other" ("ASC 350"), goodwill is not amortized, but rather is subject to an annual impairment test. ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value.

In September 2011, the Financial Accounting Standards Board, or FASB issued ASU 2011-08, Testing Goodwill for Impairment, codified in ASC 350. The revised accounting standard update intended to simplify how an entity tests goodwill for impairment. The amendment allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity is no longer required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill. Any excess of the goodwill carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value.

The Company adopted the provisions of ASU 2011-08 for the Company's annual impairment test of 2014. This analysis determined that no indicators of impairment existed.

In accordance with ASC 350 the Company performs an annual impairment test at December 31st each year. During the years ended December 31, 2012, 2013 and 2014, no impairment losses were recorded.

m.      Contingencies

            The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

k.         Revenue recognition:

The Company and its subsidiaries generate revenues mainly from selling their products and from post-contract customer support, which are sold primarily through distributors and resellers, all of which are considered end-users.

Revenues from product sales are recognized in accordance with ASC No. 605, "Revenue Recognition" when delivery has occurred, persuasive evidence of an agreement exists, the vendor's fee is fixed or determinable, and collectability is reasonably assured.

Revenue derived from post-contract customer support, which represents mainly software updates, help desk support, unit replacement or repair, and security update service is recognized ratably over the contract period, which is typically between one year and three years.

Revenues in arrangements with multiple deliverables are allocated using the relative selling price method. The Company determines the best estimated selling price ("BESP")

in multiple-element arrangements as follows: VSOE for post-contract customer support is determined based on the price charged when such element is sold separately (renewals). The price may vary in the territories and vertical markets in which the Company conducts business. Price is determined by using a consistent percentage of the Company's product price lists, in the same territories and markets.

For the product, the Company determines the BESP based on management estimated selling price by considering several external and internal factors including, but not limited to, pricing practices including discounting, margin objectives, and competition. The determination of estimated selling price ("ESP") is made through consultation with and approval of management, taking into consideration the pricing model and go-to-market strategy.

The Company records a provision for estimated sale returns and stock rotation granted to customers on products in the same period the related revenues are recorded in accordance with ASC No. 605. These estimates are based on historical sales returns, stock rotations and other known factors. Such provisions amounted to $ 914 and $ 1,776 as of December 31, 2013 and 2014, respectively.

Deferred revenues include unearned amounts received under post-contract customer support, and classified in short and long term based on their contractual term.

l.          Shipping and Handling:

Shipping and handling fees charged to the Company's customers are recognized as product revenue in the period shipped and the related costs for providing these services are recorded as a cost of revenues.

m.        Cost of revenues:

Cost of products is comprised of cost of software and hardware production, manuals, packaging, license fees paid to third parties and amortization of acquired technology.

Cost of services is comprised of cost of post-sale customer support.

n.         Warranty costs:

The Company generally provides a one year warranty for all of its products. A provision is recorded for estimated warranty costs at the time revenues are recognized based on the Company's experience. Warranty expenses for the years ended December 31, 2012, 2013 and 2014 were immaterial.

o.         Research and development expenses:

Research and development expenses, net of grants received, are charged to the statement of income, as incurred.

p.         Grants:

Starting 2012 the Company received non-royalty-bearing grants from the Government of Israel for approved research and development projects. These grants are recognized at the time the Company is entitled to such grants on the basis of the costs incurred as provided by the relevant agreement and included as a deduction from research and development expenses.

Research and development grants deducted from research and development expenses amounted to $264, $ 369 and $ 293 in 2012, 2013 and 2014, respectively.

q.         Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, "Compensation-Stock Compensation". ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of income.

The Company recognizes compensation expenses for the value of its awards based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

ASC No. 718 requires the cash flows resulting from the tax deductions in excess of the compensation costs recognized for those stock options to be classified as financing cash flows.

The Company selected the Black-Scholes-Merton option pricing model to account for the fair value of its stock-options awards with only service conditions and whereas the fair value of the restricted stocks awards is based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over an historical period equivalent to the option's expected term. The expected option term represents the period of time that options are expected to be outstanding. Expected term of options is based on historical experience. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value of the Company's stock options granted to employees, consultants and directors for the years ended December 31, 2012, 2013 and 2014 was estimated using the following weighted average assumptions:

Employees stock option plan:

	Year ended December 31,
	2012	2013	2014

Risk free interest rate	0.46%	0.81%	1.10%
Dividend yields	0%	0%	0%
Expected volatility	47%	44%	40%
Weighted average expected term from grant date (in years)	3.67	3.93	3.72

r.          Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes" ("ASC 740"). This statement prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalty, if any related to unrecognized tax benefits in its taxes on income.

s.         Concentrations of credit risks:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, available-for-sale marketable securities and trade receivables.

The majority of the Company's and its subsidiaries' cash and cash equivalents and bank deposits are invested in major banks in Israel and the U.S. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions.  Generally, these cash equivalents may be redeemed upon demand and, therefore management believes that it bears a lower risk. The short term and long term bank deposits are held in financial institutions which management believes are institutions with high credit standing, and accordingly, minimal credit risk from geographic or credit concentration exists with respect to these bank deposits. As of December 31, 2014, 72% of the Company's short-term and long-term bank deposits were deposited in major Israeli banks in Israel which are rated AAA, as determined by the Israeli affiliate of S&P, and 28% were deposited in the U.S. branch of another major Israeli bank which is also rated AAA, as determined by the Israeli affiliate of S&P.

As of December 31, 2014, the maximal contractual duration of any of the Company's bank deposits was 2.2 years, the weighted average duration of the Company's deposits was 1.8 years, and the weighted average time to maturity was 1.5 years.

The Company's marketable securities include investments in foreign banks and government debentures and in corporate debentures. The financial institutions that hold the Company's marketable securities are major U.S. financial institutions, located in the United States. Management believes that, the Company's marketable securities portfolio is a diverse portfolio of highly-rated securities and the Company's investment policy limits the amount the Company may invest in each issuer, and accordingly, management believes that minimal credit risk exists from geographic or credit concentration with respect to these securities. As of December 31, 2014, 50% of the Company's marketable securities portfolio was invested in debt securities of financial institutions, 4% in debt securities of governmental institutions and 46% in debt securities of Corporations. No more than 2% of the Company's total investments portfolio was invested in debt securities of a single issuer.

From geographic prospective, 55% of the Company's marketable securities portfolio was invested in debt securities of U.S. issuers, 20% was invested in debt securities of European issuers and 25% was invested in debt securities of other geographic-located issuers. As of December 31, 2014, 98% of the Company's marketable securities portfolio was rated A- or higher, as determined by S&P, and 2% was rated BBB or BBB+.

The trade receivables of the Company and its subsidiaries are mainly derived from sales to customers located primarily in the United States, Europe, the Middle East, Africa and Asia Pacific. The Company performs ongoing credit evaluations of its customers. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. In certain circumstances, the Company may require from its customers letters of credit, other collateral or additional guarantees. Bad debt expenses for the years ended December 31, 2012, 2013 and 2014 were $ 0, $ 200 and $150, respectively. Total write offs during 2012, 2013 and 2014 amounted to $ 7, $ 534 and $214, respectively.

t.          Employee related benefits:

         Severance pay:

The Company's liability for severance pay for periods prior to April 1, 2007 ("the Transition date") is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the Transition date. The Company recorded as expenses the increase in the severance liability, net of earnings (losses) from the related investment fund. Employees were entitled to one month's salary for each year of employment, or a portion thereof. Until April 1, 2007, the Company's liability was partially funded by monthly payments deposited with insurers; any unfunded amounts would be paid from operating funds and are covered by a provision established by the Company.

The carrying value of the deposited funds for the Company's employees' severance pay for employment periods prior to April 1, 2007 include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

Effective April 1, 2007, the Company's agreements with employees in Israel are in accordance with section 14 of the Severance Pay Law - 1963 which provide that the Company's contributions to severance pay fund shall cover its entire severance obligation with respect to period of employment subsequent to April 1, 2007. Upon termination, the release of the contributed amounts from the fund to the employee shall relieve the Company from any further severance obligation and no additional payments shall be made by the Company to the employee. As a result, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from severance obligation to employees once the amounts have been deposited, and the Company has no further legal ownership on the amounts deposited. Consequently, effective from April 1, 2007, the Company increased its contribution to the deposited funds to cover the full amount of the employees' salaries.

Severance pay expenses for the years ended December 31, 2012, 2013 and 2014 amounted to approximately $ 1,945, $ 2,293 and $ 2,432, respectively. Accrued severance pay is included in other long term liabilities in the balance sheet.

u.         Fair value of financial instruments:

The Company measures its cash equivalents, deposits and marketable securities at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1   -   Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2   -    Include other inputs that are directly or indirectly observable in the marketplace.

Level 3   -    Unobservable inputs which are supported by little or no market activity.

v.         Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, "Comprehensive Income." This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in stockholders' equity during the period except those resulting from investments by, or distributions to, stockholders. The Company determined that its only item of other comprehensive income  relate to available for sale marketable securities adjustment.

w.        Treasury stock:

The Company repurchases its Ordinary shares from time to time on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity. The voting rights attached to treasury stock are revoked.

x.         Basic and diluted net income per share:

Basic net income per share is computed based on the weighted average number of Ordinary shares outstanding during each period. Diluted net income per share is computed based on the weighted average number of Ordinary shares outstanding during each period, plus dilutive potential Ordinary shares considered outstanding during the period, in accordance with ASC No. 260, "Earnings Per Share".

The total number of shares related to outstanding options excluded from the calculation of diluted income per share as they would have been anti-dilutive was 1,902,200, 2,735,095 and 2,862,006 for the years ended December 31, 2012, 2013 and 2014, respectively.

y.         Business combinations:

The Company accounted for business combination in accordance with ASC No. 805, "Business Combinations". ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

z.          Recalssifications:

Certain amounts in prior years' financial statements have been reclassified to conform to the current year's presentation. The reclassification had no effect on previously reported net income or shareholders' equity.

aa.       Impact of recently issued accounting pronouncements:

In May 2014, Financial Accounting Standards Board ("FASB") issued ASU 2014-09, "Revenue from Contracts with Customers (Topic 606)", a comprehensive new revenue recognition standard that will supersede existing revenue guidance under US GAAP and IFRS ("ASU 2014-09"). ASU 2014-09's core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. ASU 204-09 is effective for annual periods beginning after December 15, 2016, including interim periods within that period. Early adoption is not permitted under US GAAP. The Company is currently evaluating the method of adoption, as well as the effect that adoption of this ASU will have on its consolidated financial statements.